As filed with the Securities and Exchange Commission on April 17, 2015

Registration No. 333- 185574

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 92

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 20, 2015. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 90 to Form N-4, File No. 333-185574) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17th day of April, 2015.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Alice Hocking*
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chad Noehren*	Controller	, 2015

Elizabeth Belanger*	Director and Vice President	, 2015

Director, Senior Vice President, Assistant Secretary and Division General Counsel
Marc Cahn*		, 2015

Director, Chairman of the Board and President
Alice Hocking*		, 2015

C. Michiel van Katwijk*	Treasurer and Senior Vice President	, 2015

Elizabeth A. Summers*	Director and Senior Vice President	, 2015

William Brown, Jr.*	Director	, 2015

Peter P. Post*	Director	, 2015

/s/ Alison Ryan	Assistant Secretary and Vice President	April 17, 2015
Alison Ryan

*By:	Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.